T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio
September 30, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Convertible Bonds 0.3%
MercadoLibre, 2.00%, 8/15/28
(USD)  18,000 69
69
Corporate Bonds 0.5%
YPF, STEP, 4.00%, 2/12/26
(USD) (1) 58,395 52
YPF, STEP, 4.00%, 2/12/26 (USD)  80,000 71
123
Total Argentina (Cost
$160
)
192
BRAZIL 6.7%
Corporate Bonds 6.7%
Braskem Netherlands Finance,
4.50%, 1/31/30 (USD)  200,000 213
BRF, 4.875%, 1/24/30 (USD)  200,000 201
Cosan Overseas, 8.25% (USD) (2) 100,000 103
CSN Resources, 7.625%, 4/17/26
(USD)  200,000 212
Globo Comunicacao e
Participacoes, 5.125%, 3/31/27
(USD)  200,000 204
Minerva Luxembourg, 5.875%,
1/19/28 (USD)  200,000 214
Nexa Resources, 5.375%, 5/4/27
(USD)  200,000 210
Petrobras Global Finance, 5.50%,
6/10/51 (USD)  115,000 107
StoneCo, 3.95%, 6/16/28 (USD) (1) 204,000 198
Total Brazil (Cost
$1,679
)
1,662
CHILE 5.3%
Corporate Bonds 5.3%
AES Andes, VR, 7.125%, 3/26/79
(USD) (1)(3) 200,000 213
Celulosa Arauco y Constitucion,
5.50%, 4/30/49 (USD) (1) 200,000 235
Enel Chile, 4.875%, 6/12/28 (USD)  215,000 247
Interchile, 4.50%, 6/30/56 (USD) (1) 200,000 209
Kenbourne Invest, 4.70%, 1/22/28
(USD) (1) 200,000 201
VTR Finance, 6.375%, 7/15/28
(USD) (1) 200,000 216
Total Chile (Cost
$1,242
)
1,321
CHINA 10.5%
Convertible Bonds 0.2%
Huazhu Group, 3.00%, 5/1/26
(USD)  38,000 50
50
Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 10.3%
21Vianet Group, 7.875%, 10/15/21
(USD)  200,000 200
AAC Technologies Holdings,
2.625%, 6/2/26 (USD)  200,000 200
Agile Group Holdings, 5.75%,
1/2/25 (USD)  200,000 188
Country Garden Holdings, 5.625%,
1/14/30 (USD)  275,000 282
Health & Happiness H&H
International Holdings, 5.625%,
10/24/24 (USD)  400,000 409
Kaisa Group Holdings, 11.95%,
10/22/22 (USD)  200,000 172
KWG Group Holdings, 7.875%,
9/1/23 (USD)  200,000 195
Lenovo Group, 5.875%, 4/24/25
(USD)  200,000 225
Shimao Group Holdings, 5.60%,
7/15/26 (USD)  300,000 298
Times China Holdings, 6.20%,
3/22/26 (USD)  200,000 182
Xiaomi Best Time International,
2.875%, 7/14/31 (USD) (1) 200,000 198
2,549
Total China (Cost
$2,666
)
2,599
COLOMBIA 5.6%
Corporate Bonds 5.6%
Banco Davivienda, VR, 6.65%
(USD) (1)(2)(3) 200,000 214
Banco de Bogota, 4.375%, 8/3/27
(USD) (1) 200,000 209
Banco de Bogota, 6.25%, 5/12/26
(USD)  200,000 218
Bancolombia, VR, 4.625%,
12/18/29 (USD) (3) 200,000 203
Grupo Aval, 4.375%, 2/4/30 (USD)  300,000 297
Millicom International Cellular,
4.50%, 4/27/31 (USD) (1) 225,000 235
Total Colombia (Cost
$1,324
)
1,376
EGYPT 0.8%
Government Bonds 0.8%
Arab Republic of Egypt, 5.875%,
6/11/25 (USD)  200,000 208
Total Egypt (Cost
$212
)
208

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
GEORGIA 0.8%
Corporate Bonds 0.8%
Georgian Railway, 4.00%, 6/17/28
(USD) (1) 200,000 204
Total Georgia (Cost
$200
)
204
INDIA 5.5%
Corporate Bonds 4.4%
ABJA Investment, 5.95%, 7/31/24
(USD)  200,000 217
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  200,000 194
Adani Renewable Energy RJ,
4.625%, 10/15/39 (USD)  198,450 200
ICICI Bank, 3.80%, 12/14/27 (USD)  250,000 269
Tata Motors, 5.875%, 5/20/25 (USD)  200,000 215
1,095
Government Bonds 1.1%
Export-Import Bank of India,
3.375%, 8/5/26 (USD)  250,000 266
266
Total India (Cost
$1,335
)
1,361
INDONESIA 4.9%
Corporate Bonds 4.9%
Adaro Indonesia, 4.25%, 10/31/24
(USD)  300,000 306
Pertamina Persero, 6.50%, 11/7/48
(USD)  200,000 266
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  200,000 217
Tower Bersama Infrastructure,
2.75%, 1/20/26 (USD)  220,000 223
Tower Bersama Infrastructure,
4.25%, 1/21/25 (USD)  200,000 210
Total Indonesia (Cost
$1,166
)
1,222
ISRAEL 3.8%
Corporate Bonds 3.8%
ICL Group, 6.375%, 5/31/38
(USD) (1) 205,000 266
Leviathan Bond, 6.125%, 6/30/25
(USD) (1) 250,000 271
Teva Pharmaceutical Finance
Netherlands III, 7.125%, 1/31/25
(USD)  360,000 393
Total Israel (Cost
$837
)
930
Par/Shares $ Value
(Cost and value in $000s)
JAMAICA 0.8%
Corporate Bonds 0.8%
Digicel Group, 10.00% (8.000%
Cash and 2.000% PIK or 10% PIK),
4/1/24 (USD) (4) 52,500 52
Digicel International Finance, 8.00%,
12/31/26 (USD) (1) 38,670 38
Digicel International Finance, 8.75%,
5/25/24 (USD) (1) 96,867 100
Total Jamaica (Cost
$169
)
190
KAZAKHSTAN 1.8%
Corporate Bonds 1.8%
KazMunayGas National, 5.375%,
4/24/30 (USD)  200,000 237
Tengizchevroil Finance International,
3.25%, 8/15/30 (USD)  200,000 203
Total Kazakhstan (Cost
$447
)
440
KUWAIT 0.9%
Corporate Bonds 0.9%
Equate Petrochemical, 4.25%,
11/3/26 (USD)  200,000 221
Total Kuwait (Cost
$223
)
221
MACAO 1.1%
Corporate Bonds 1.1%
Wynn Macau, 5.625%, 8/26/28
(USD) (1) 275,000 262
Total Macao (Cost
$275
)
262
MALAYSIA 1.0%
Corporate Bonds 1.0%
Axiata Spv5 Labuan, 3.064%,
8/19/50 (USD)  250,000 239
Total Malaysia (Cost
$250
)
239
MEXICO 11.1%
Corporate Bonds 9.6%
Axtel, 6.375%, 11/14/24 (USD) (1) 200,000 205
Banco Santander Mexico, VR,
8.50% (USD) (2)(3) 225,000 231
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD) (1)(3) 300,000 326
Cemex, 5.45%, 11/19/29 (USD)  250,000 271
Electricidad Firme de Mexico
Holdings, 4.90%, 11/20/26
(USD) (1) 200,000 200

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
Industrias Penoles, 4.15%, 9/12/29
(USD)  225,000 247
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD) (1) 250,000 258
Metalsa, 3.75%, 5/4/31 (USD) (1) 200,000 196
Mexico City Airport Trust, 5.50%,
7/31/47 (USD) (1) 200,000 205
Orbia Advance Corp, 5.875%,
9/17/44 (USD)  200,000 248
2,387
Government Bonds 1.5%
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  340,000 359
359
Total Mexico (Cost
$2,679
)
2,746
MOROCCO 0.9%
Corporate Bonds 0.9%
Vivo Energy Investments, 5.125%,
9/24/27 (USD) (1) 200,000 212
Total Morocco (Cost
$200
)
212
OMAN 2.7%
Corporate Bonds 2.7%
OmGrid Funding, 5.196%, 5/16/27
(USD)  450,000 468
Oztel Holdings, 5.625%, 10/24/23
(USD)  200,000 210
Total Oman (Cost
$659
)
678
PANAMA 3.3%
Corporate Bonds 3.3%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD) (1) 200,000 206
Banco General, VR, 5.25% (USD) (1)
(2)(3) 200,000 202
C&W Senior Financing, 7.50%,
10/15/26 (USD) (1) 200,000 208
Sable International Finance, 5.75%,
9/7/27 (USD)  200,000 210
Total Panama (Cost
$811
)
826
PARAGUAY 0.9%
Corporate Bonds 0.9%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD) (1) 200,000 210
Total Paraguay (Cost
$201
)
210
Par/Shares $ Value
(Cost and value in $000s)
PERU 2.1%
Corporate Bonds 2.1%
Banco de Credito del Peru, VR,
3.25%, 9/30/31 (USD) (1)(3) 115,000 112
Corp Financiera de Desarrollo,
2.40%, 9/28/27 (USD)  200,000 199
InRetail Consumer, 3.25%, 3/22/28
(USD) (1) 200,000 201
Total Peru (Cost
$513
)
512
PHILIPPINES 4.5%
Corporate Bonds 4.5%
FPC Resources, 4.375%, 9/11/27
(USD)  200,000 214
Globe Telecom, 2.50%, 7/23/30
(USD)  200,000 193
Globe Telecom, 3.00%, 7/23/35
(USD)  200,000 185
Manila Water, 4.375%, 7/30/30
(USD)  300,000 316
SM Investments, 4.875%, 6/10/24
(USD)  200,000 216
Total Philippines (Cost
$1,087
)
1,124
QATAR 0.8%
Corporate Bonds 0.8%
Qatar Petroleum, 3.125%, 7/12/41
(USD) (1) 200,000 200
Total Qatar (Cost
$199
)
200
RUSSIA 0.9%
Corporate Bonds 0.9%
GTLK Europe Capital, 5.95%,
4/17/25 (USD)  200,000 220
Total Russia (Cost
$214
)
220
SAUDI ARABIA 1.7%
Corporate Bonds 0.8%
Dar Al-Arkan Sukuk, 6.875%,
3/21/23 (USD)  200,000 207
207
Government Bonds 0.9%
Saudi Arabian Oil, 4.25%, 4/16/39
(USD) (1) 200,000 225
225
Total Saudi Arabia (Cost
$405
)
432

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 0.25%, 9/15/26 (USD)  50,000 51
Total Singapore (Cost
$50
)
51
SOUTH KOREA 0.9%
Corporate Bonds 0.9%
Shinhan Bank, 4.50%, 3/26/28
(USD)  200,000 227
Total South Korea (Cost
$219
)
227
TANZANIA 1.5%
Corporate Bonds 1.5%
HTA Group, 7.00%, 12/18/25
(USD) (1) 360,000 380
Total Tanzania (Cost
$358
)
380
THAILAND 4.0%
Corporate Bonds 4.0%
Bangkok Bank, VR, 3.733%,
9/25/34 (USD) (1)(3) 400,000 408
Indorama Ventures Global Services,
4.375%, 9/12/24 (USD)  200,000 203
Kasikornbank, VR, 3.343%, 10/2/31
(USD) (3) 200,000 202
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (1) 200,000 176
Total Thailand (Cost
$981
)
989
TURKEY 2.6%
Corporate Bonds 2.6%
Akbank, 5.00%, 10/24/22 (USD)  200,000 205
Turk Telekomunikasyon, 6.875%,
2/28/25 (USD) (1) 200,000 217
Turkiye Sise ve Cam Fabrikalari,
6.95%, 3/14/26 (USD)  200,000 220
Total Turkey (Cost
$605
)
642
UKRAINE 1.9%
Corporate Bonds 1.9%
Kernel Holding, 6.75%, 10/27/27
(USD)  200,000 214
VF Ukraine PAT via VFU Funding,
6.20%, 2/11/25 (USD) (1) 250,000 260
Total Ukraine (Cost
$456
)
474
Par/Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 4.7%
Corporate Bonds 4.7%
Acwa Power Management &
Investments One, 5.95%, 12/15/39
(USD)  199,786 242
DP World Crescent, 3.875%,
7/18/29 (USD)  200,000 216
EMG SUKUK, 4.564%, 6/18/24
(USD)  200,000 213
Emirates NBD Bank, VR, 6.125%
(USD) (2)(3) 200,000 213
MAF Global Securities, VR, 6.375%
(USD) (2)(3) 250,000 276
Total United Arab Emirates (Cost
$1,102
)
1,160
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (5)(6) 166 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 0.9%
Corporate Bonds 0.9%
LCPR Senior Secured Financing,
6.75%, 10/15/27 (1) 200,000 213
Total United States (Cost
$211
)
213
UZBEKISTAN 0.8%
Corporate Bonds 0.8%
Ipoteka-Bank ATIB, 5.50%, 11/19/25
(USD)  200,000 208
Total Uzbekistan (Cost
$207
)
208
VIETNAM 1.0%
Corporate Bonds 1.0%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (1) 250,000 250
Total Vietnam (Cost
$257
)
250
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 1.9%
T. Rowe Price Government Reserve
Fund, 0.05% (7)(8) 474,748 475
475

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Obligations 0.2%
U.S. Treasury Notes, 2.625%,
12/15/21 (9) 50,000 50
50
Total Short-Term Investments
(Cost $525) 525
Total Investments in
Securities 99.8%
(Cost $24,124) $ 24,706
Other Assets Less Liabilities 0.2% 54
Net Assets 100.0% $ 24,760
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,391 and represents
33.9% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Non-income producing
(7) Seven-day yield
(8) Affiliated Companies
(9) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 3 U.S. Treasury Long Bond contracts 12/21 (478) $ 10
Short, 3 U.S. Treasury Notes ten year contracts 12/21 (395) (1)
Short, 2 Ultra U.S. Treasury Bonds contracts 12/21 (382) 10
Net payments (receipts) of variation margin to date (19)
Variation margin receivable (payable) on open futures contracts —

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 725 ¤ ¤ $ 475 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $475.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 24,181 $ — $ 24,181
Common Stocks — — — —
Short-Term Investments 475 50 — 525
Total Securities 475 24,231 — 24,706
Futures Contracts* 20 — — 20
Total $ 495 $ 24,231 $ — $ 24,726
Liabilities
Futures Contracts* $ 1 $ — $ — $ 1
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.